Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock CS – Shares CS – Par Amount	Preferred Stock Shares Par Amount	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2021	$ 9,980	$ 1,302	$ 3,759,423	$ (15,221,918)	$ (11,451,213)
Balances (in Shares) at Dec. 31, 2021	9,980,000	1,302,082
Warrants Issued to placement agent for convertible notes			273,670		273,670
Preferred Dividends				(125,000)	(125,000)
Net loss				(6,254,685)	(6,254,685)
Balances at Dec. 31, 2022	$ 9,980	$ 1,302	4,033,093	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	9,980,000	1,302,082
Conversion of Make Whole Liability to Common Stock	$ 700		699,300		700,000
Conversion of Make Whole Liability to Common Stock (in Shares)	700,000
Preferred Dividends				(31,250)	(31,250)
Net loss				(1,846,969)	(1,846,969)
Balances at Mar. 31, 2023	$ 10,680	$ 1,302	4,732,393	(23,479,822)	(18,735,447)
Balances (in Shares) at Mar. 31, 2023	10,680,000	1,302,082
Balances at Dec. 31, 2022	$ 9,980	$ 1,302	4,033,093	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	9,980,000	1,302,082
Conversion of Make Whole Liability to Common Stock	$ 700		699,300		700,000
Conversion of Make Whole Liability to Common Stock (in Shares)	700,000
Unwind of Make-whole Stock Liability			757,597		757,597
Preferred Dividends				(125,000)	(125,000)
Net loss				(7,791,584)	(7,791,584)
Balances at Dec. 31, 2023	$ 10,680	$ 1,302	5,489,990	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	10,680,000	1,302,082
Conversion of Preferred Stock to Common Stock	$ 1,302	$ (1,302)
Conversion of Preferred Stock to Common Stock (in Shares)	1,302,082	(1,302,082)
Preferred Dividends				(31,250)	(31,250)
Net loss				(1,458,992)	(1,458,992)
Balances at Mar. 31, 2024	$ 11,982		$ 5,489,990	$ (31,008,429)	$ (25,506,457)
Balances (in Shares) at Mar. 31, 2024	11,982,082